T. Rowe Price Mid Cap Growth Portfolio Investment Strategy - T. Rowe Price Mid Cap Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	T. Rowe Price Associates, Inc., subadviser to the Portfolio, and T. Rowe Price Investment Management, Inc., sub-subadviser to the Portfolio (together with T. Rowe Price Associates, Inc., “T. Rowe Price” or “Subadviser”), invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a diversified portfolio of common stocks, including common stocks purchased through initial public offerings (“IPOs”), of mid cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. T. Rowe Price defines mid cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400® Index or the Russell Midcap Growth Index. As of December 31, 2025, the market capitalizations of companies in the S&P MidCap 400® Index ranged from $1.7 billion to $32.9 billion. As of December 31, 2025, the market capitalizations of companies in the Russell Midcap Growth Index ranged from $144.9 million to $88.9 billion. The market capitalization of the companies and the S&P and Russell indices change over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company’s market capitalization grows or falls outside this range. The Portfolio may, from time to time, emphasize one or more sectors. As “growth” investors, T. Rowe Price believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. In selecting investments, T. Rowe Price generally favors companies that: ■have proven products or services; ■have a record of above-average earnings growth; ■have demonstrated potential to sustain earnings growth; ■have a connection to industries experiencing increasing demand; or ■have stock prices that appear to undervalue their growth prospects. In pursuing the Portfolio’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development. While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, in keeping with the Portfolio’s objectives. The Portfolio may invest up to 25% of its assets in foreign securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.